Taxation (Details) - Schedule of Income Tax Expense (Benefit) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Expense [Abstract]
Current income tax expense (benefit)	¥ (1,889)		¥ 7,487	¥ 5,483
Deferred income tax expense				3,424
Total	¥ (1,889)	$ (266)	¥ 7,487	¥ 8,907